INVENTORIES (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
INVENTORIES
Total current inventories	Rp 997	$ 65	Rp 1,144
Gross or Cost
INVENTORIES
SIM cards and prepaid vouchers	791		321
Components	29		588
Others	231		294
Total current inventories	1,051		1,203
Allowance for expected credit losses
INVENTORIES
Total current inventories	Rp (54)		Rp (59)